Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses
Accrued Expenses

9. Accrued Expenses

Accrued expenses consists of the following (in thousands):

	December 31, 2010	December 31, 2011
Capital expenditures	$30,618	$4,169
Payroll and related benefits	7,263	9,635
Legal, audit, tax and professional fees	3,138	2,079
Product warranty, current	2,988	9,275
Taxes	1,052	881
Other	3,120	5,871
Total accrued expenses	$48,179	$31,910